Statement of Stockholders' Equity (Unaudited) - USD ($)	Series A Convertible Preferred Stock [Member] Stock Conversion 1 [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 1 [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member] Retained Earnings [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 2 [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member] Common Stock [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member] Additional Paid-in Capital [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member] Retained Earnings [Member]	Series A Convertible Preferred Stock [Member] Stock Conversion 3 [Member]	Note Conversion 1 [Member] Common Stock [Member]	Note Conversion 1 [Member] Additional Paid-in Capital [Member]	Note Conversion 1 [Member]	Note Conversion 2 [Member] Common Stock [Member]	Note Conversion 2 [Member] Additional Paid-in Capital [Member]	Note Conversion 2 [Member]	Note Conversion 3 [Member] Common Stock [Member]	Note Conversion 3 [Member] Additional Paid-in Capital [Member]	Note Conversion 3 [Member]	Note Conversion 4 [Member] Common Stock [Member]	Note Conversion 4 [Member] Additional Paid-in Capital [Member]	Note Conversion 4 [Member]	Note Conversion 5 [Member] Common Stock [Member]	Note Conversion 5 [Member] Additional Paid-in Capital [Member]	Note Conversion 5 [Member]	Note Conversion 6 [Member] Common Stock [Member]	Note Conversion 6 [Member] Additional Paid-in Capital [Member]	Note Conversion 6 [Member]	Note Conversion 7 [Member] Common Stock [Member]	Note Conversion 7 [Member] Additional Paid-in Capital [Member]	Note Conversion 7 [Member]	Note Conversion 8 [Member] Common Stock [Member]	Note Conversion 8 [Member] Additional Paid-in Capital [Member]	Note Conversion 8 [Member]	Note Conversion 9 [Member] Common Stock [Member]	Note Conversion 9 [Member] Additional Paid-in Capital [Member]	Note Conversion 9 [Member]	Note Conversion 10 [Member] Common Stock [Member]	Note Conversion 10 [Member] Additional Paid-in Capital [Member]	Note Conversion 10 [Member]	Series B Warrants [Member] Common Stock [Member]	Series B Warrants [Member] Additional Paid-in Capital [Member]	Series B Warrants [Member]	Investment Banker [Member] Common Stock [Member]	Investment Banker [Member] Additional Paid-in Capital [Member]	Investment Banker [Member]	Investor Relations Consultant [Member] Common Stock [Member]	Investor Relations Consultant [Member] Additional Paid-in Capital [Member]	Investor Relations Consultant [Member]	Former CEO [Member] Common Stock [Member]	Former CEO [Member] Additional Paid-in Capital [Member]	Former CEO [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2013																																																						$ 1,173	$ 25,477,788	$ (28,697,415)		$ (3,218,454)
Balance (in shares) at Dec. 31, 2013																																																						117,300
Reduction in escrow account per settlement agreement (in shares)																																																						178
Reduction in escrow account per settlement agreement																																																						$ (2)	(3,331)			(3,333)
Vesting Expense																																																							705,434			705,434
Shares issued in public offering; net																																																					206		2,054,795			2,055,001
Net loss																																																								(6,833,568)		(6,833,568)
Balance at Dec. 31, 2014																																																					206	$ 1,237	30,123,435	(35,641,105)		(5,516,227)
Balance (in shares) at Dec. 31, 2014																																																						123,711
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares at $243.75 per share (in shares)	125		125				125
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Adjustment as converted to common shares at $243.75 per share	$ 1	$ (1)	$ 1	$ 30,399	$ (30,401)	$ (1)	$ 1	$ 30,401	$ (30,401)	$ 1
Reduction in escrow account per settlement agreement (in shares)																																																						(356)
Reduction in escrow account per settlement agreement																																																						$ (4)	(6,663)			(6,667)
Shares issued for a note conversion (in shares)											138			270			413			484			622			1,400			3,520			595			520			646
Shares issued for a note conversion											$ 1	$ 9,999	$ 10,000	$ 3	$ 19,997	$ 20,000	$ 4	$ 29,996	$ 30,000	$ 5	$ 33,473	$ 33,478	$ 6	$ 34,994	$ 35,000	$ 14	$ 69,986	$ 70,000	$ 35	$ 199,965	$ 200,000	$ 6	$ 29,994	$ 30,000	$ 5	$ 24,995	$ 25,000	$ 6	$ 29,994	$ 30,000
Vesting Expense																																																							871,877			871,877
Shares issued in public offering; net																																																					16,667	$ 667	13,043,546			13,060,880
Shares issued in public offering; net (in shares)																																																						66,667
Preferred stock conversion																																																					2,077	$ 91	(2,168)			0
Preferred stock conversion (in shares)																																																						9,134
Series A warrant exercise (in shares)																																																						120
Series A warrant exercise																																																						$ 1	9,899			9,900
Net loss																																																								(4,790,530)		(4,790,530)
Balance at Dec. 31, 2015																																																					18,950	$ 2,080	44,584,118	(40,492,437)		4,112,711
Balance (in shares) at Dec. 31, 2015																																																						208,259
Stock Issued During Period Shares Warrants Exercised																																																						120
Shares issued for cashless Series B warrant exercises per the tender offer exchange																																																						$ 1	9,899			9,900
Vesting Expense																																																							147,158			147,158
Shares issued in public offering; net																																															$ 260	$ 116,740	$ 117,000	$ 200	$ 90,151	$ 90,351
Shares issued in public offering; net (in shares)																																															26,000			20,000
Preferred stock conversion																																																					(18,158)	$ 664	17,494
Preferred stock conversion (in shares)																																																						66,396
Series A warrant exercise (in shares)																																									628,237													2,318,663
Series A warrant exercise																																									$ 6,282	$ 150,777	$ 157,059											$ 23,187	556,479			579,666
Net loss																																																								(5,793,242)		(5,793,242)
Balance at Sep. 30, 2016																																																					$ 792	$ 34,048	46,257,774	$ (46,285,679)	$ 4,579	11,514
Balance (in shares) at Sep. 30, 2016																																																						3,404,860
Shares issued for two options exercised at $65.75 per share (in shares)																																																						1,312
Shares issued for two options exercised at $65.75 per share																																																						$ 13	86,240			86,253
Stock Issued During Period Shares Warrants Exercised																																									628,237													2,318,663
Shares issued for cashless Series B warrant exercises per the tender offer exchange																																									$ 6,282	$ 150,777	$ 157,059											$ 23,187	556,479			579,666
Shares Issued (in shares)																																												135,995
Shares Issued																																												$ 1,360	$ 508,620	$ 509,980
Unrealized gain from marketable securities																																																									$ 4,579	$ 4,579
Corrections due to rounding for reverse split (in shares)																																																						(2)
Corrections due to rounding for reverse split																																																						$ 2	$ (3)